Liquidity (Detail Textuals) - USD ($)		1 Months Ended		3 Months Ended		12 Months Ended
	Jan. 06, 2017	Dec. 23, 2016	May 18, 2016	Dec. 31, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015
Liquidity [Line Items]
Net proceeds initial public offering						$ 37,074,996
Accumulated deficit				$ (166,492,370)		(147,393,548)	$ (94,064,286)
Aggregate indebtedness				10,000,000		4,600,000
Notes payable to stockholders				4,600,000		4,612,500	16,214,196
Proceeds from issuance of notes		$ 8,350,000		8,350,000			10,880,252
Repayment of senior secured bank loans		$ 2,400,000		$ 2,579,851	$ 180,058	$ 1,059,034	$ 725,598
Subsequent Event
Liquidity [Line Items]
Proceeds from issuance of notes	$ 1,650,000
IPO
Liquidity [Line Items]
Net proceeds initial public offering			$ 33,800,000